Mercedes-Benz
Auto Lease
T
rust 2025-A
Investor Report
Collection Period Ended
31-Aug-2025
Dates

Amounts in USD
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Payment Date
Interest Period of the Class A-1, A-2B Notes (from... to)
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)

1-Aug-2025
11-Sep-2025
12-Sep-2025
15-Sep-2025
15-Aug-2025
15-Aug-2025
31-Aug-2025
15-Sep-2025
15-Sep-2025
Actual/360 Days
31
30/360 Days
30
Summary
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
232,580,000.00
315,320,000.00
175,000,000.00
490,320,000.00
78,880,000.00
1,292,100,000.00
Beginning
Balance
117,571,093.55
315,320,000.00
175,000,000.00
490,320,000.00
78,880,000.00
1,177,091,093.55
Ending
Balance
93,365,084.94
315,320,000.00
175,000,000.00
490,320,000.00
78,880,000.00
1,152,885,084.94
Principal
Payment
24,206,008.61
0.00
0.00
0.00
0.00
24,206,008.61
Principal per $1000
Face Amount
104.076054
0.000000
0.000000
0.000000
0.000000
Note
Factor
0.401432
1.000000
1.000000
1.000000
1.000000
Overcollateralization
T
otal Securitization
V
alue
present value of lease payments
present value of Base Residual
V
alue
Initial Overcollateralization Amount
T
arget Overcollateralization Amount
Current Overcollateralization Amount
167,905,892.46
1,460,005,892.46
772,419,545.34
687,586,347.12
Amount
167,905,892.46
189,800,766.02
189,800,766.02
189,800,766.02
1,366,891,859.57
673,860,616.10
693,031,243.47
Percentage
11.50%
13.00%
13.00%
189,800,766.02
1,342,685,850.96
649,858,975.15
692,826,875.81

Mercedes-Benz
Auto Lease
T
rust 2025-A
Investor Report
Collection Period Ended
31-Aug-2025
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal
Interest Rate
0.000000%
4.570000%
4.862700%
4.610000%
4.690000%
Interest Payment
0.00
1,200,843.67
732,781.88
1,883,646.00
308,289.33
4,125,560.88
Interest per
$1000 Face
Amount
0.000000
3.808333
4.187325
3.841667
3.908333
Interest & Principal
Payment
24,206,008.61
1,200,843.67
732,781.88
1,883,646.00
308,289.33
$28,331,569.49

Amounts in USD
Interest & Principal Payment
per $1000 Face Amount
104.076054
3.808333
4.187325
3.841667
3.908333

Mercedes-Benz
Auto Lease
T
rust 2025-A
Investor Report
Collection Period Ended
31-Aug-2025
Initial
Balance
Beginning
Balance
Ending
Balance

Amounts in USD
Exchange Note Balance
1,387,005,597.84
1,293,891,564.95
1,269,685,556.34
A
vailable 2025-A Collections
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
T
otal
A
vailable Collections
A
vailable Funds
ABS Notes
T
otal Exchange Note Payments
Reserve Account Draw Amount
T
otal
A
vailable Funds
25,014,024.17
10,026,001.56
1,344,684.17
6,575.20
17,873.55
36,384,709.90
79,945.41
0.00
135,896.55
36,600,551.86
29,273,750.57
0.00
29,273,750.57
Distribution on the Exchange Note
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2) Exchange Note Interest Distributable Amount
(4.70%)
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
T
otal Distribution
Distributions
ABS Notes
(1)
T
otal Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
(2) Interest Distributable Amount Class
A Notes
(3) Priority Principal Distribution Amount
(4)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
(7)
T
otal Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
(8) Excess Collections to Certificateholders
T
otal Distribution
1,139,076.55
0.00
5,067,741.96
24,206,008.61
0.00
6,187,724.74
36,600,551.86
0.00
4,125,560.88
0.00
0.00
24,206,008.61
0.00
0.00
942,181.08
29,273,750.57

Mercedes-Benz
Auto Lease
T
rust 2025-A
Investor Report
Collection Period Ended
31-Aug-2025
Distribution Detail

Amounts in USD
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount Class A
Notes
Priority Principal Distribution Amount
Regular Principal Distribution Amount
Principal Distribution Amount
Amount Due
1,139,076.55
0.00
4,125,560.88
0.00
1,200,843.67
732,781.88
1,883,646.00
308,289.33
0.00
0.00
0.00
0.00
0.00
0.00
4,125,560.88
0.00
24,206,008.61
24,206,008.61
Amount Paid
1,139,076.55
0.00
4,125,560.88
0.00
1,200,843.67
732,781.88
1,883,646.00
308,289.33
0.00
0.00
0.00
0.00
0.00
0.00
4,125,560.88
0.00
24,206,008.61
24,206,008.61
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Mercedes-Benz
Auto Lease
T
rust 2025-A
Investor Report
Collection Period Ended
31-Aug-2025

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
3,650,014.73
3,650,014.73
0.00
12,406.67
12,406.67
0.00
3,650,014.73
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Exchange Note
Collection Account
Investment Earnings for the Collection Period
12,406.67
123,489.88
135,896.55
Notice to Investors

Mercedes-Benz
Auto Lease
T
rust 2025-A
Investor Report
Collection Period Ended
31-Aug-2025

Amounts in USD
Pool Statistics
Pool Data
Cutoff Date Securitization
V
alue
Securitization
V
alue beginning of Collection Period
Principal portion of lease payments
T
erminations- Early
T
erminations- Scheduled
Repurchase Payment (excluding interest)
Gross Losses
Securitization
V
alue end of Collection Period
Pool Factor
W
eighted
A
verage Securitization Rate
W
eighted
A
verage Remaining
T
erm (months)
W
eighted
A
verage Seasoning (months)
Aggregate Base Residual
V
alue
Cumulative Turn-in Ratio
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
Delinquency Profile
Delinquency Profile *
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
1,460,005,892.46
1,366,891,859.57
13,452,371.66
7,178,896.84
1,139,330.08
79,945.41
2,355,464.62
1,342,685,850.96
91.96%
As of Cutoff Date
10.80%
33.14
7.23
919,433,735.45
Amount **
1,338,099,494.96
3,691,864.15
680,180.60
214,311.25
1,342,685,850.96
Number of Leases
27,067
26,425
26,222
Current
10.80%
29.33
11.04
888,309,446.18
30.82%
188.97%
0.55%
Number of Leases
26,141
66

4
26,222
Percentage
99.66%
0.27%
0.05%
0.02%
100.00%
Delinquency
T
rigger
60+ Delinquency Leases to EOP Aggregate Securitization
V
alue
Delinquency Trigger occurred
5.684%
0.067%
No
*A lease is not considered delinquent if the amount past due is less than
10% of the payment due under such lease
**Based on the actual Securitization
V
alue of the respective leases

Mercedes-Benz
Auto Lease
T
rust 2025-A
Investor Report
Collection Period Ended
31-Aug-2025
Loss Statistics

Amounts in USD
Current
Credit Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Defaulted Leases, Beg of Collection Period
Liquidation Proceeds
Recoveries
Principal Net Credit Loss / (Gain)
Net Credit Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
2,011,452.66
1,428,686.80
335,585.09
247,180.77
0.219%
(0.144%)
0.423%
0.003%
0.125%

5,493,493.61

4,283,853.20
627,159.92
582,480.49
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Net Credit Loss / (Gain)
0.040%
5,600.77
Current
Residual Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Liquidated Leases, Beg of Collection Period
Sales Proceeds and Other Payments Received
Residual Loss / (Gain)
Residual Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
8,662,238.88
9,482,745.70
(820,506.82)
(0.727)%
(0.912%)
(0.758%)
(0.676%)
(0.768)%

40,906,012.77

45,284,070.46
(4,378,057.69)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Residual Loss / (Gain)
(0.300)%
(5,948.45)